Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL SECTOR FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Jan. 27, 2016
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2016